Tema Luxury ETF

(the “Fund”)

a series of Tema ETF Trust

Supplement dated May 17, 2023
to the Prospectus dated May 5, 2023

Effective May 17, 2023, Javier Gonzalez Lastra has been added as a portfolio manager of the Fund and is, together with Maurits Pot and Yuri Khodjamirian of Tema Global Limited (the “Adviser”) and Garrett Paolella, Troy Cates, and Ryan Houlton of NEOS Investment Management, LLC (the “Sub-Adviser”), jointly and primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategy and principal risks of the Fund have not changed.

The following information replaces similar information related to the Adviser’s and Sub-Adviser’s portfolio managers in the section entitled “Management” on page 9 of the Prospectus:

Management

Investment Adviser – Tema Global Limited is the investment adviser to the Fund.

Portfolio Managers – Maurits Pot (since inception), Yuri Khodjamirian (since inception), and Javier Gonzalez Lastra (since May 2023).

Sub-Adviser – Neos Investment Management LLC

Portfolio Managers – Garrett Paolella (since inception), Troy Cates (since inception), and Ryan Houlton (since inception)

The following information replaces similar information related to the Adviser’s and Sub-Adviser’s portfolio managers in the section entitled “Portfolio Managers” on page 18 of the Prospectus:

Portfolio Managers

Maurits Pot, Yuri Khodjamirian, and Javier Gonzalez Lastra of the Adviser, and Troy Cates, Ryan Houlton, and Garrett Paolella of the Sub-Adviser are responsible for the day-to-day management of the Fund. Each portfolio manager has served in such capacity since inception except for Javier Gonzalez Lastra, who has served in such capacity since May 17, 2023.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

You should read this Supplement in conjunction with the Fund’s Prospectus dated May 5, 2023. This Supplement provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Fund toll-free at 1.888.744.1377.

Please retain this Supplement for future reference.

Tema Luxury ETF

(the “Fund”)

a series of Tema ETF Trust

Supplement dated May 17, 2023
to the SAI dated May 5, 2023

Effective May 17, 2023, Javier Gonzalez Lastra has been added as a portfolio manager of the Fund and is, together with Maurits Pot and Yuri Khodjamirian of Tema Global Limited (the “Adviser”) and Garrett Paolella, Troy Cates, and Ryan Houlton of NEOS Investment Management, LLC (the “Sub-Adviser”), jointly and primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategy and principal risks of the Fund have not changed.

The following information is added to the table entitled “Other Accounts Managed by the Portfolio Managers” on page 25 of the SAI:

	Other Accounts Managed (As of March 31, 2023)			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Javier Gonzalez Lastra	Registered Investment Company	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

The following information replaces similar information related to the Adviser’s and Sub-Adviser’s portfolio managers in the section entitled “Portfolio Manager Compensation” on page 25 of the SAI:

Portfolio Manager Compensation

Messrs. Pot, Khodjamirian, and Lastra each receive a base salary and are equity holders in the Adviser’s parent company. Neither Messrs. Pot, Khodjamirian, nor Lastra receive a discretionary bonus.

Messrs. Paolella and Cates each receive a base salary and are equity holders in the Adviser. Neither Mr. Paolella nor Mr. Cates receive a discretionary bonus. Mr. Houlton receives a base salary and annual discretionary bonus from the Adviser that is not tied to the performance of the Funds.

You should read this Supplement in conjunction with the Fund’s SAI dated May 5, 2023. This Supplement provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Fund toll-free at 1.888.744.1377.

Please retain this Supplement for future reference.